John Hancock Funds II

John Hancock Blue Chip Growth Fund (the fund)

Supplement dated July 1, 2017 to the current Class A and Class C Shares prospectus (the prospectus), as may be supplemented

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 17 to 19 of this prospectus under “Sales charge reductions and waivers” or pages 204 to 208 of the fund’s Statement of Additional Information under “Initial sales charge on Class A shares.”

Shareholder fees (%) (fees paid directly from your investment)	A	C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00
Small account fee (for fund account balances under $1,000) ($)	20	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee[1]	0.75	0.75
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses	0.16	0.16
Total annual fund operating expenses	1.21	1.91
Contractual expense reimbursement[2]	-0.07	-0.02
Total annual fund operating expenses after expense reimbursements	1.14	1.89

1"Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

2The advisor contractually agrees to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (f) short dividend expense. This agreement expires December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C
		Sold	Not Sold
1 year	610	292	192
3 years	858	598	598
5 years	1,125	1,030	1,030
10 years	1,887	2,231	2,231

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First $500 million	0.825%
Next $500 million	0.800%
Excess over $1 billion	0.750%*
*When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels.

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Blue Chip Growth Fund (the fund)

Supplement dated July 1, 2017 to the current Class I Share prospectus (the prospectus), as may be supplemented

Effective July 1, 2017, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	I
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee[1]	0.75
Other expenses[2]	0.16
Total annual fund operating expenses	0.91

1"Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

2 Transfer agency fees have been estimated for the first year of operations of the fund’s Class I shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I

1 year	93
3 years	290
5 years	504
10 years	1,120

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First $500 million	0.825%
Next $500 million	0.800%
Excess over $1 billion	0.750%*

*When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels.

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated July 1, 2017 to the Class NAV share prospectus (the prospectus), as may be supplemented

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.75
Other expenses	0.04
Total annual fund operating expenses	0.79

[1]"Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	81
3 years	252
5 years	439
10 years	978

In “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is amended as follows:

APR	Advisory Fee Breakpoint
0.825%	First $500 million
0.800%	Next $500 million
0.750%	excess over $1 billion*

*When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels.

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated July 1, 2017 to the Class 1 share prospectus (the prospectus), as may be supplemented

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.75
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.84

[1]"Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2017.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	86
3 years	268
5 years	466
10 years	1,037

In “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is amended as follows:

APR	Advisory Fee Breakpoint
0.825%	First $500 million
0.800%	Next $500 million
0.750%	excess over $1 billion*
*When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels.

The fee schedule above became effective July 1, 2017.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.